Government Grants (Details)	Sep. 02, 2020 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024	Dec. 31, 2023 USD ($)
Government Grants
Total contribution awarded	$ 20,000,000
Repayment duration of government grant	25 years
Repayment multiplier for government assistance	1.75
Annual repayment rate for government assistance based on revenue			3.00%
Total contribution amount to date		$ 14,925,373
Repayment accrual		$ 10,274		$ 0